Transamerica Large Value Active ETF
Schedule of Investments
June 30, 2026 (Unaudited)

Shares Value
Common Stocks — 99.2%
Aerospace/Defense — 3.2%
Boeing Co. (The)
(a)
................................................................................ 7,631 $ 1,651,882
RTX Corp. ........................................................................................ 18,186 3,450,430
Total Aerospace/Defense 5,102,312
Airlines — 1.8%
Delta Air Lines, Inc. ............................................................................... 31,280 2,929,685
Auto Manufacturers — 1.1%
General Motors Co. ............................................................................... 22,967 1,770,296
Banks — 10.5%
Bank of America Corp. ............................................................................ 56,558 3,222,675
Goldman Sachs Group, Inc. (The) ................................................................ 2,940 2,973,428
JPMorgan Chase & Co. ........................................................................... 19,405 6,351,839
State Street Corp. ................................................................................ 7,050 1,195,680
Truist Financial Corp. ............................................................................. 11,741 584,936
Wells Fargo & Co. ................................................................................ 28,569 2,360,942
Total Banks 16,689,500
Beverages — 1.2%
PepsiCo, Inc. ..................................................................................... 13,490 1,826,546
Biotechnology — 2.4%
Amgen, Inc. ...................................................................................... 4,092 1,481,795
Gilead Sciences, Inc. ............................................................................. 18,233 2,303,557
Total Biotechnology 3,785,352
Building Materials — 3.3%
Carrier Global Corp. .............................................................................. 24,822 1,820,694
Martin Marietta Materials, Inc. ..................................................................... 3,600 2,076,120
Owens Corning ................................................................................... 8,870 1,409,975
Total Building Materials 5,306,789
Chemicals — 3.5%
DuPont de Nemours, Inc. ......................................................................... 5,485 744,031
Linde PLC ........................................................................................ 6,444 3,344,049
Qnity Electronics, Inc. ............................................................................ 8,851 1,445,457
Total Chemicals 5,533,537
Commercial Services — 1.6%
Quanta Services, Inc. ............................................................................. 3,569 2,569,823
Computers — 3.9%
Apple, Inc. ........................................................................................ 21,420 6,198,091

Transamerica Large Value Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Shares Value
Common Stocks (continued)
Cosmetics/Personal Care — 0.9%
Procter & Gamble Co. (The) ...................................................................... 9,987 $ 1,464,494
Diversified Financial Services — 4.9%
American Express Co. ............................................................................ 5,300 1,792,725
BlackRock, Inc. ................................................................................... 2,343 2,252,935
Charles Schwab Corp./The ....................................................................... 22,225 2,050,701
Intercontinental Exchange, Inc. ................................................................... 13,470 1,658,292
Total Diversified Financial Services 7,754,653
Electric — 3.1%
Constellation Energy Corp. ....................................................................... 4,407 1,094,566
Duke Energy Corp. ............................................................................... 14,679 1,858,068
NextEra Energy, Inc. .............................................................................. 21,758 1,909,700
Total Electric 4,862,334
Food — 1.1%
Mondelez International, Inc., Class A .............................................................. 28,738 1,662,206
Healthcare-Products — 2.5%
Abbott Laboratories ............................................................................... 24,075 2,184,566
Thermo Fisher Scientific, Inc. ..................................................................... 3,537 1,773,310
Total Healthcare-Products 3,957,876
Healthcare-Services — 1.5%
UnitedHealth Group, Inc. ......................................................................... 5,829 2,422,707
Insurance — 4.6%
Berkshire Hathaway, Inc., Class B
(a)
............................................................... 5,281 2,642,560
Hartford Insurance Group, Inc. (The) .............................................................. 18,206 2,412,659
Travelers Cos., Inc. (The) ......................................................................... 7,054 2,328,666
Total Insurance 7,383,885
Internet — 8.2%
Alphabet, Inc., Class A ............................................................................ 7,075 2,528,393
Amazon.com, Inc.
(a)
............................................................................... 35,676 8,503,018
Meta Platforms, Inc., Class A ..................................................................... 3,529 1,987,850
Total Internet 13,019,261
Machinery-Diversified — 2.5%
Otis Worldwide Corp. ............................................................................. 19,495 1,395,842
Rockwell Automation, Inc. ........................................................................ 5,342 2,644,717
Total Machinery-Diversified 4,040,559

Transamerica Large Value Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Shares Value
Common Stocks (continued)
Media — 3.0%
Comcast Corp., Class A .......................................................................... 34,819 $ 854,806
Fox Corp., Class A ................................................................................ 28,257 1,473,885
Walt Disney Co. (The) ............................................................................ 24,839 2,390,754
Total Media 4,719,445
Mining — 1.2%
Freeport-McMoRan, Inc. .......................................................................... 30,779 1,935,691
Miscellaneous Manufacturing — 3.1%
Parker-Hannifin Corp. ............................................................................ 3,523 3,445,917
Textron, Inc. ...................................................................................... 16,472 1,510,976
Total Miscellaneous Manufacturing 4,956,893
Oil & Gas — 4.8%
ConocoPhillips ................................................................................... 17,563 1,825,850
EOG Resources, Inc. ............................................................................. 11,712 1,519,398
Expand Energy Corp. ............................................................................. 9,385 855,818
Exxon Mobil Corp. ................................................................................ 24,546 3,355,929
Total Oil & Gas 7,556,995
Oil & Gas Services — 1.2%
SLB, Ltd. ......................................................................................... 41,591 1,933,566
Pharmaceuticals — 4.5%
AbbVie, Inc. ...................................................................................... 7,021 1,766,765
Becton Dickinson & Co. ........................................................................... 7,058 1,068,087
Cencora , Inc. ..................................................................................... 5,282 1,494,700
Merck & Co., Inc. ................................................................................. 22,435 2,882,898
Total Pharmaceuticals 7,212,450
REITs — 3.1%
American Tower Corp. ............................................................................ 7,122 1,164,946
Equity LifeStyle Properties, Inc. ................................................................... 11,172 720,035
Prologis, Inc. ..................................................................................... 11,807 1,599,494
Public Storage .................................................................................... 4,724 1,503,697
Total REITs 4,988,172
Retail — 3.8%
Darden Restaurants, Inc. ......................................................................... 7,622 1,570,208
Lowe's Cos., Inc. ................................................................................. 9,412 2,075,252
TJX Cos., Inc. (The) .............................................................................. 15,366 2,327,949
Total Retail 5,973,409

Transamerica Large Value Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:
Shares Value
Common Stocks (continued)
Semiconductors — 2.8%
Broadcom, Inc. ................................................................................... 5,332 $ 2,014,163
Micron Technology, Inc. ........................................................................... 1,237 1,427,857
ON Semiconductor Corp.
(a)
....................................................................... 9,990 944,454
Total Semiconductors 4,386,474
Software — 3.4%
Microsoft Corp. ................................................................................... 13,664 5,096,945
Oracle Corp. ...................................................................................... 2,371 347,470
Total Software 5,444,415
Telecommunications — 4.8%
Cisco Systems, Inc. ............................................................................... 40,069 4,706,505
Motorola Solutions, Inc. ........................................................................... 4,116 1,709,334
Verizon Communications, Inc. .................................................................... 28,393 1,202,159
Total Telecommunications 7,617,998
Transportation — 1.7%
CSX Corp. ........................................................................................ 55,350 2,630,786
Total Common Stocks
(Cost $150,940,866) 157,636,200
Money Market Funds — 0.8%
Dreyfus Government Cash Management, Institutional Shares, 3.54%
(b)
(Cost $1,338,334) ................................................................................ 1,338,334 1,338,334
Total Investments — 100.0%
(Cost $152,279,200) 158,974,534
Other Assets and Liabilities,
Net — 0.0%
(c)
7,968
Net Assets — 100.0% $ 158,982,502
(a) Non-income producing security.
(b) Rate disclosed reflects the yield at June 30, 2026.
(c) Percentage rounds to less than 0.01% or (0.01)%.
PORTFOLIO ABBREVIATION(S):
PLC : Public Limited Company

Transamerica Large Value Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Investment Valuation
The Trust has been designated as each Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by each Fund's Board of Trustees (“Board”). The net asset value of each Fund is computed as of the official close of the NYSE each day the NYSE is open for business.
The Trust utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices in active markets for identical securities.
Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include each Trust’s own assumptions used in determining the fair value of each Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest
Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
There were no transfers in or out of Level 3 for the period ended June 30, 2026.
The following is a summary of the valuations as of June 30, 2026 for the Fund based upon three levels defined above:
Transamerica Large Value Active ETF
Assets Level 1 Level 2 Level 3 Total
Common Stocks ................................. $ 157,636,200 $ — $ — $ 157,636,200
Money Market Funds ............................. 1,338,334 — — 1,338,334
Total ............................................ $ 158,974,534 $ — $ — $ 158,974,534